Retirement Benefits	12 Months Ended
Sep. 30, 2016
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Retirement Benefits
16. RETIREMENT BENEFITS
The Company and certain of its subsidiaries sponsor defined benefit pension plans and defined contribution plans that cover a substantial portion of its worldwide employees. The principal defined benefit pension plans are the U.S. salaried pension plan and the U.K. pension plan. These plans were closed to new participants in 2005 and were replaced with defined contribution plans. The principal defined contribution plan is the Retirement Savings Plan, in which a substantial portion of the U.S. employees participate; a similar plan is offered to U.K. employees. We also provide other postretirement benefits consisting primarily of healthcare benefits to U.S. retirees who meet age and service requirements.
Defined Benefit Pension Plans
Pension benefits earned are generally based on years of service and compensation during active employment. The cost of our defined benefit pension plans included the following components:

	2016		2015		2014
	U.S.	International	U.S.	International	U.S.	International
Service cost	$36.5	$24.3	$42.2	$31.3	$42.6	$36.0
Interest cost	110.7	44.3	124.7	57.8	130.7	67.2
Expected return on plan assets	(202.0)	(78.3)	(202.0)	(79.8)	(187.8)	(78.1)
Amortization
Net actuarial loss	85.3	35.6	78.9	41.4	78.3	36.1
Prior service cost	2.8	(.2)	2.8	—	2.9	.2
Settlements	5.1	1.3	18.9	2.3	4.8	.7
Curtailments	—	(1.1)	5.3	—	—	—
Special termination benefits	2.0	—	7.2	1.5	.2	.1
Other	(.3)	2.1	1.0	2.1	—	2.0
Net Periodic Benefit Cost – Total	$40.1	$28.0	$79.0	$56.6	$71.7	$64.2
Less: Discontinued Operations	(7.9)	(4.4)	(12.9)	(7.7)	(10.9)	(7.6)
Net Periodic Benefit Cost – Continuing Operations	$32.2	$23.6	$66.1	$48.9	$60.8	$56.6

Net periodic benefit cost is primarily included in cost of sales, selling and administrative expense, and pension settlement loss on our consolidated income statements. The amount of net periodic benefit cost capitalized in 2016, 2015, and 2014 was not material.
Certain of our pension plans provide for a lump sum benefit payment option at the time of retirement, or for corporate officers, six months after their retirement date. A participant’s vested benefit is considered settled upon cash payment of the lump sum. We recognize pension settlement losses when cash payments exceed the sum of the service and interest cost components of net periodic benefit cost of the plan for the fiscal year. In 2016, 2015, and 2014, we recognized $5.1, $19.3 and $5.2 of settlement losses on a continuing operations basis, respectively, to accelerate recognition of a portion of actuarial losses deferred in accumulated other comprehensive loss primarily associated with the U.S. Supplementary Pension Plan. Special termination benefits for 2016, 2015, and 2014 are primarily related to the business restructuring and cost reduction actions initiated in their respective years. In addition, curtailment gains of $1.1 and curtailment losses of $4.5 are also reflected in the business restructuring and cost reduction actions charge in 2016 and 2015, respectively.
We calculate net periodic benefit cost for a given fiscal year based on assumptions developed at the end of the previous fiscal year. The following table sets forth the weighted average assumptions used in the calculation of net periodic benefit cost:

	2016		2015		2014
	U.S.	International	U.S.	International	U.S.	International
Discount rate(A)	4.3%	3.3%	4.3%	3.6%	4.8%	4.3%
Expected return on plan assets	8.0%	6.3%	8.3%	6.1%	8.3%	6.5%
Rate of compensation increase	3.5%	3.5%	3.5%	3.6%	4.0%	3.7%

(A)
Effective in 2016, the Company began to measure the service cost and interest cost components of pension expense by applying spot rates along the yield curve to the relevant projected cash flows, as we believe this provides a better measurement of these costs. The 2016 discount rates used to measure the service cost and interest cost of our U.S. pension plans were 4.5% and 4.1%, respectively. The rates used to measure the service cost and interest cost of our major International pension plans were 3.4% and 3.2%, respectively. The previous method would have used a single discount rate for both service and interest costs. The Company has accounted for this as a change in accounting estimate and, accordingly, has accounted for it on a prospective basis. This change does not affect the measurement of the total benefit obligation.

The projected benefit obligation (PBO) is the actuarial present value of benefits attributable to employee service rendered to date, including the effects of estimated future salary increases. The following table sets forth the weighted average assumptions used in the calculation of the PBO:

	2016		2015
	U.S.	International	U.S.	International
Discount rate	3.5%	2.0%	4.4%	3.4%
Rate of compensation increase	3.5%	3.5%	3.5%	3.5%

The following tables reflect the change in the PBO and the change in the fair value of plan assets based on the plan year measurement date, as well as the amounts recognized in the consolidated balance sheets:

	2016		2015
	U.S.	International	U.S.	International
Change in Projected Benefit Obligation
Obligation at beginning of year	$3,139.9	$1,647.9	$3,002.9	$1,735.7
Service cost	36.5	24.3	42.2	31.3
Interest cost	110.7	44.3	124.7	57.8
Amendments	1.2	—	1.2	(3.1)
Actuarial loss	380.2	376.4	130.4	30.0
Curtailments	(.4)	(1.2)	5.3	(5.1)
Settlement (gain) loss	5.4	(3.4)	6.7	(8.6)
Special termination benefits	2.0	—	7.2	1.5
Participant contributions	—	1.6	—	2.1
Benefits paid	(197.4)	(46.6)	(181.8)	(50.3)
Currency translation/other	(.4)	(193.7)	1.1	(143.4)
Obligation at End of Year	$3,477.7	$1,849.6	$3,139.9	$1,647.9

	2016		2015
	U.S.	International	U.S.	International
Change in Plan Assets
Fair value at beginning of year	$2,613.6	$1,302.8	$2,746.2	$1,368.4
Actual return on plan assets	275.2	273.2	(14.0)	25.9
Company contributions	13.9	65.4	63.1	74.4
Participant contributions	—	1.6	—	2.1
Benefits paid	(197.4)	(46.6)	(181.8)	(50.3)
Settlements	—	(3.4)	—	(8.6)
Currency translation/other	—	(181.9)	.1	(109.1)
Fair Value at End of Year	$2,705.3	$1,411.1	$2,613.6	$1,302.8
Funded Status at End of Year	$(772.4)	$(438.5)	$(526.3)	$(345.1)

Amounts Recognized
Noncurrent assets	$—	$—	$4.0	$.3
Accrued liabilities	(24.1)	—	(15.7)	—
Noncurrent liabilities	(748.3)	(438.5)	(514.6)	(345.4)
Net Amount Recognized	$(772.4)	$(438.5)	$(526.3)	$(345.1)

The above tables include the projected benefit obligation and plan assets associated with discontinued businesses. Upon completion of the spin-off of Versum on 1 October 2016, the Company transferred defined benefit pension assets and obligations that resulted in a net decrease in the underfunded status of the Company's sponsored pension plans of $24. Additionally, as a result of the transfer of unrecognized losses to Versum, accumulated other comprehensive loss, net of tax, decreased by approximately $5. In connection with the sale of PMD to Evonik on 3 January 2017, the Company transferred defined benefit pension obligations that resulted in a net decrease in the underfunded status of the Company's sponsored pension plans of $8.
Certain U.S. plans offered terminated vested participants an election to receive their accrued pension benefit as a one-time lump sum payment in 2016. Benefits paid in 2016 include $52.9 of lump sum cash payments in connection with this offering.
The changes in plan assets and benefit obligation that have been recognized in other comprehensive income on a pretax basis during 2016 and 2015 consist of the following:

	2016		2015
	U.S.	International	U.S.	International
Net actuarial loss arising during the period	$311.8	$172.1	$351.8	$79.4
Amortization of net actuarial loss	(90.4)	(36.5)	(97.8)	(43.3)
Prior service cost (credit) arising during the period	1.2	(.1)	1.2	(3.1)
Amortization of prior service cost	(2.8)	.2	(2.8)	—
Total	$219.8	$135.7	$252.4	$33.0

The net actuarial loss represents the actual changes in the estimated obligation and plan assets that have not yet been recognized in the consolidated income statements and are included in accumulated other comprehensive loss. Actuarial losses arising during 2016 are primarily attributable to lower discount rates, partially offset by a higher than expected return on plan assets. Accumulated actuarial gains and losses that exceed a corridor are amortized over the average remaining service period of participants, which was approximately 10 years as of 30 September 2016.
The components recognized in accumulated other comprehensive loss on a pretax basis at 30 September consisted of:

	2016		2015
	U.S.	International	U.S.	International
Net actuarial loss	$1,273.6	$769.6	$1,052.2	$634.0
Prior service cost	8.5	(1.9)	10.1	(2.0)
Net transition liability	—	.4	—	.4
Total	$1,282.1	$768.1	$1,062.3	$632.4

The amount of accumulated other comprehensive loss at 30 September 2016 that is expected to be recognized as a component of net periodic pension cost during fiscal year 2017, excluding discontinued operations and amounts that may be recognized through settlement losses, is as follows:

	U.S.	International
Net actuarial loss	$88.8	$55.9
Prior service cost	2.4	(.1)

The accumulated benefit obligation (ABO) is the actuarial present value of benefits attributed to employee service rendered to a particular date, based on current salaries. The ABO for all defined benefit pension plans was $4,954.9 and $4,444.8 as of 30 September 2016 and 2015, respectively.
The following table provides information on pension plans where the benefit liability exceeds the value of plan assets:

	30 September 2016		30 September 2015
	U.S.	International	U.S.	International
Pension Plans with PBO in Excess of Plan Assets:
PBO	$3,477.7	$1,849.6	$2,917.1	$1,644.5
Fair value of plan assets	2,705.3	1,411.1	2,386.7	1,299.1
Pension Plans with ABO in Excess of Plan Assets:
ABO	$3,242.5	$1,673.6	$2,689.2	$1,498.0
Fair value of plan assets	2,705.3	1,370.1	2,386.7	1,263.2

Included in the tables above are several pension arrangements that are not funded because of jurisdictional practice. The ABO and PBO related to these plans for 2016 were $108.0 and $115.3, respectively.
Pension Plan Assets
Our pension plan investment strategy is to invest in diversified portfolios to earn a long-term return consistent with acceptable risk in order to pay retirement benefits and meet regulatory funding requirements while minimizing company cash contributions over time. The plans invest primarily in passive and actively managed equity and debt securities. Equity investments are diversified geographically and by investment style and market capitalization. Fixed income investments include sovereign, corporate and asset-backed securities generally denominated in the currency of the plan.
Asset allocation targets are established based on the long-term return, volatility and correlation characteristics of the asset classes, the profiles of the plans’ liabilities, and acceptable levels of risk. Actual allocations vary from target due to market changes and are reviewed regularly. Assets are routinely rebalanced through contributions, benefit payments, and otherwise as deemed appropriate. The actual and target allocations at the measurement date are as follows:

	2016 Target Allocation		2016 Actual Allocation		2015 Actual Allocation
	U.S.	International	U.S.	International	U.S.	International
Asset Category
Equity securities	60-80%	55-67%	65%	60%	68%	59%
Debt securities	20-30%	32-43%	28%	38%	25%	40%
Real estate/other	0-10%	0-2%	7%	1%	7%	—%
Cash	—	—	—%	1%	—%	1%
Total			100%	100%	100%	100%

The 8.0% expected return for U.S. plan assets is based on a weighted average of estimated long-term returns of major asset classes and the historical performance of plan assets. The estimated long-term return for equity, debt securities, and real estate is 8.3%, 5.1%, and 6.9%, respectively. In determining asset class returns, we take into account historical long-term returns and the value of active management, as well as other economic and market factors.
The 6.3% expected rate of return for international plan assets is based on a weighted average return for plans outside the U.S., which vary significantly in size, asset structure and expected returns. The expected asset return for the U.K. plan, which represents over 80% of the assets of our International plans, is 6.6% and was derived from expected equity and debt security returns of 7.3% and 3.5%, respectively.
The following table summarizes pension plan assets measured at fair value by asset class (see Note 14, Fair Value Measurements, for definition of the levels):

	30 September 2016				30 September 2015
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
U.S. Qualified Pension Plans
Cash and cash equivalents	$12.7	$12.7	$—	$—	$11.1	$11.1	$—	$—
Equity securities	637.0	637.0	—	—	681.7	681.7	—	—
Equity mutual funds	300.2	300.2	—	—	480.1	480.1	—	—
Equity pooled funds	815.5	—	815.5	—	615.1	—	615.1	—
Fixed income:
Bonds (government and corporate)	747.8	—	747.8	—	651.4	—	651.4	—
Real estate pooled funds	192.1	—	—	192.1	174.2	—	—	174.2
Total U.S. Qualified Pension Plans	$2,705.3	$949.9	$1,563.3	$192.1	$2,613.6	$1,172.9	$1,266.5	$174.2
International Pension Plans
Cash and cash equivalents	$6.6	$6.6	$—	$—	$10.1	$10.1	$—	$—
Equity pooled funds	854.8	—	854.8	—	766.9	—	766.9	—
Fixed income pooled funds	486.9	—	486.9	—	465.6	—	465.6	—
Other pooled funds	17.0	—	9.7	7.3	14.9	—	8.3	6.6
Insurance contracts	45.8	—	—	45.8	45.3	—	—	45.3
Total International Pension Plans	$1,411.1	$6.6	$1,351.4	$53.1	$1,302.8	$10.1	$1,240.8	$51.9

The above table includes plan assets associated with discontinued businesses. Upon completion of the spin-off of Versum on 1 October 2016, the Company transferred approximately $3 of international plan assets.
The following table summarizes changes in fair value of the pension plan assets classified as Level 3, by asset class:

	Real Estate Pooled Funds	Other Pooled Funds	Insurance Contracts	Total
30 September 2014	$150.2	$9.3	$59.7	$219.2
Actual return on plan assets:
Assets held at end of year	24.0	(.2)	(11.1)	12.7
Assets sold during the period	—	.5	—	.5
Purchases, sales, and settlements, net	—	(3.0)	(3.3)	(6.3)
30 September 2015	$174.2	$6.6	$45.3	$226.1
Actual return on plan assets:
Assets held at end of year	17.9	.1	3.2	21.2
Assets sold during the period	—	.3	—	.3
Purchases, sales, and settlements, net	—	.3	(2.7)	(2.4)
30 September 2016	$192.1	$7.3	$45.8	$245.2

The descriptions and fair value methodologies for the U.S. and International pension plan assets are as follows:
Cash and Cash Equivalents
The carrying amounts of cash and cash equivalents approximate fair value due to the short-term maturity.
Equity Securities
Equity securities are valued at the closing market price reported on a U.S. or international exchange where the security is actively traded and are therefore classified as Level 1 assets.
Mutual and Pooled Funds
Shares of mutual funds are valued at the net asset value (NAV) of the fund and are classified as Level 1 assets. Units of pooled funds are valued at the per unit NAV determined by the fund manager and are classified as Level 2 assets. The investments are utilizing NAV as a practical expedient for fair value.
Corporate and Government Bonds
Corporate and government bonds are classified as Level 2 assets, as they are either valued at quoted market prices from observable pricing sources at the reporting date or valued based upon comparable securities with similar yields and credit ratings.
Real Estate Pooled Funds
Real estate pooled funds are classified as Level 3 assets, as they are carried at the estimated fair value of the underlying properties. Estimated fair value is calculated utilizing a combination of key inputs, such as revenue and expense growth rates, terminal capitalization rates, and discount rates. These key inputs are consistent with practices prevailing within the real estate investment management industry.
Other Pooled Funds
Other pooled funds classified as Level 2 assets are valued at the NAV of the shares held at year end, which is based on the fair value of the underlying investments. Securities and interests classified as Level 3 are carried at the estimated fair value. The estimated fair value is based on the fair value of the underlying investment values, which includes estimated bids from brokers or other third-party vendor sources that utilize expected cash flow streams and other uncorroborated data including counterparty credit quality, default risk, discount rates, and the overall capital market liquidity.
Insurance Contracts
Insurance contracts are classified as Level 3 assets, as they are carried at contract value, which approximates the estimated fair value. The estimated fair value is based on the fair value of the underlying investment of the insurance company.
Contributions and Projected Benefit Payments
Pension contributions to funded plans and benefit payments for unfunded plans for fiscal year 2016 were $79.3. Contributions for funded plans resulted primarily from contractual and regulatory requirements. Benefit payments to unfunded plans were due primarily to the timing of retirements and cost reduction actions. We anticipate contributing $65 to $85 to the defined benefit pension plans in 2017. These contributions are anticipated to be driven primarily by contractual and regulatory requirements for funded plans and benefit payments for unfunded plans, which are dependent upon timing of retirements and actions to reorganize the business.
Projected benefit payments, which reflect expected future service, are as follows:

	U.S.	International
2017	$161.2	$44.8
2018	159.4	47.2
2019	163.1	48.9
2020	166.7	49.7
2021	170.5	52.6
2022–2026	914.5	294.8

These estimated benefit payments are based on assumptions about future events. Actual benefit payments may vary significantly from these estimates.
Defined Contribution Plans
We maintain a nonleveraged employee stock ownership plan (ESOP) which forms part of the Air Products and Chemicals, Inc. Retirement Savings Plan (RSP). The ESOP was established in May of 2002. The balance of the RSP is a qualified defined contribution plan including a 401(k) elective deferral component. A substantial portion of U.S. employees are eligible and participate.
We treat dividends paid on ESOP shares as ordinary dividends. Under existing tax law, we may deduct dividends which are paid with respect to shares held by the plan. Shares of the Company’s common stock in the ESOP totaled 3,031,534 as of 30 September 2016.
Our contributions to the RSP include a Company core contribution for certain eligible employees who do not receive their primary retirement benefit from the defined benefit pension plans, with the core contribution based on a percentage of pay that is dependent on years of service. For the RSP, we also make matching contributions on overall employee contributions as a percentage of the employee contribution and include an enhanced contribution for certain eligible employees that do not participate in the defined benefit pension plans. Worldwide contributions, excluding discontinued operations, expensed to income in 2016, 2015, and 2014 were $34.6, $36.8, and $38.6, respectively.
Other Postretirement Benefits
We provide other postretirement benefits consisting primarily of healthcare benefits to certain U.S. retirees who meet age and service requirements. The healthcare benefit is a continued medical benefit until the retiree reaches age 65. Healthcare benefits are contributory, with contributions adjusted periodically. The retiree medical costs are capped at a specified dollar amount, with the retiree contributing the remainder.
The cost of our other postretirement benefit plans includes the following components:

	2016	2015	2014
Service cost	$2.2	$2.8	$3.3
Interest cost	2.0	2.2	2.3
Amortization of net actuarial loss	.7	.8	1.7
Net Periodic Postretirement Cost	$4.9	$5.8	$7.3
Less: Discontinued Operations	$(.4)	$(.7)	$(.7)
Net Periodic Postretirement Cost – Continuing Operations	$4.5	$5.1	$6.6

We calculate net periodic postretirement cost for a given fiscal year based on assumptions developed at the end of the previous fiscal year. The discount rate assumption used in the calculation of net periodic postretirement cost for 2016, 2015, and 2014 was 2.4%, 2.6%, and 2.4%, respectively.
We measure the other postretirement benefits as of 30 September. The discount rate assumption used in the calculation of the accumulated postretirement benefit obligation was 1.9% and 2.4% for 2016 and 2015, respectively.
The following table reflects the change in the accumulated postretirement benefit obligation and the amounts recognized in the consolidated balance sheets:

	2016	2015
Obligation at beginning of year	$86.9	$93.5
Service cost	2.2	2.8
Interest cost	2.0	2.2
Actuarial loss (gain)	7.5	(2.3)
Benefits paid	(12.3)	(9.3)
Obligation at End of Year	$86.3	$86.9

Amounts Recognized
Accrued liabilities	$11.4	$10.4
Noncurrent liabilities	74.9	76.5

The above table includes the projected benefit obligations associated with discontinued businesses.
The changes in benefit obligation that have been recognized in other comprehensive income on a pretax basis during 2016 and 2015 for our other postretirement benefit plans consist of the following:

	2016	2015
Net actuarial loss (gain) arising during the period	$7.5	$(2.3)
Amortization of net actuarial loss	(.7)	(.8)
Total	$6.8	$(3.1)

The net actuarial loss recognized in accumulated other comprehensive loss on a pretax basis was $18.7 at 30 September 2016 and $11.9 at 30 September 2015. Of the 30 September 2016 net actuarial loss, it is estimated that $.2, which excludes discontinued operations, will be amortized into net periodic postretirement cost during fiscal year 2017.
The effect of a change in the healthcare trend rate is tempered by a cap on the average retiree medical cost. The expected per capita claims costs are currently assumed to be greater than the annual cap, therefore the assumed healthcare cost trend rate, ultimate trend rate, and the year the ultimate trend rate is reached in 2016 does not apply as it has no impact on plan obligations. For 2015, the healthcare trend rate was 7%, the ultimate trend rate was 5%, and the year the ultimate trend rate is reached was 2019.
Projected benefit payments are as follows:

2017	$10.7
2018	10.1
2019	9.5
2020	9.0
2021	8.4
2022–2026	29.1

These estimated benefit payments are based on assumptions about future events. Actual benefit payments may vary significantly from these estimates.